Long-Term Debt, $18.0 Million Term Loan Facility (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 07, 2023
Long-Term Debt [Abstract]
Repayment of long-term debt	$ 5,257,200	$ 7,320,000
Interest incurred on long-term debt	30,041	$ 495,701
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000		$ 18,000,000	$ 18,000,000
Repayment of long-term debt	5,300,000
Outstanding balance	0
Minimum liquidity deposits	$ 0		$ 400,000
Weighted average interest rate	8.60%	7.90%